Trade and Other Receivables - Trade and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022		Dec. 31, 2021
Disclosure of financial assets [line items]
Trade and other receivables	₩ 12,614,902		₩ 10,029,276
Current assets
Disclosure of financial assets [line items]
Trade and other receivables	10,461,822		8,122,415
Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	2,153,080		1,906,861
Gross amount
Disclosure of financial assets [line items]
Trade and other receivables	12,937,068		10,324,255
Gross amount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	10,705,408		8,345,848
Gross amount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	2,231,660		1,978,407
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other receivables	(308,453)		(288,049)
Allowance for doubtful accounts | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	(241,217)		(222,393)
Allowance for doubtful accounts | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	(67,236)		(65,656)
Present value discount
Disclosure of financial assets [line items]
Trade and other receivables	(13,713)		(6,930)
Present value discount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	(2,369)		(1,040)
Present value discount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	(11,344)		(5,890)
Trade receivables
Disclosure of financial assets [line items]
Trade and other receivables	9,699,835		7,723,908
Trade receivables | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	9,504,051		7,539,897
Trade receivables | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	195,784		184,011
Trade receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other receivables	9,898,835		7,929,247
Trade receivables | Gross amount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	9,700,880		7,743,735
Trade receivables | Gross amount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	197,955		185,512
Trade receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other receivables	(199,000)		(205,339)
Trade receivables | Allowance for doubtful accounts | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	(196,829)		(203,838)
Trade receivables | Allowance for doubtful accounts | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	(2,171)		(1,501)
Trade receivables | Present value discount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	0		0
Trade receivables | Present value discount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	0		0
Other receivables
Disclosure of financial assets [line items]
Trade and other receivables	2,915,067		2,305,368
Other receivables | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	957,771		582,518
Other receivables | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	1,957,296		1,722,850
Other receivables | Gross amount
Disclosure of financial assets [line items]
Trade and other receivables	3,038,233		2,395,008
Other receivables | Gross amount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	1,004,528		602,113
Other receivables | Gross amount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	2,033,705		1,792,895
Other receivables | Allowance for doubtful accounts
Disclosure of financial assets [line items]
Trade and other receivables	(109,453)		(82,710)
Other receivables | Allowance for doubtful accounts | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	(44,388)		(18,555)
Other receivables | Allowance for doubtful accounts | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	(65,065)		(64,155)
Other receivables | Present value discount
Disclosure of financial assets [line items]
Trade and other receivables	(13,713)		(6,930)
Other receivables | Present value discount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	(2,369)		(1,040)
Other receivables | Present value discount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	(11,344)		(5,890)
Non-trade receivables | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	417,931		215,079
Non-trade receivables | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	87,250		66,849
Non-trade receivables | Gross amount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	459,245		232,172
Non-trade receivables | Gross amount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	140,128		123,537
Non-trade receivables | Allowance for doubtful accounts | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	(41,293)		(17,084)
Non-trade receivables | Allowance for doubtful accounts | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	(52,696)		(56,407)
Non-trade receivables | Present value discount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	(21)		(9)
Non-trade receivables | Present value discount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	(182)		(281)
Accrued income | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	109,267		57,300
Accrued income | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	2,004		1,828
Accrued income | Gross amount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	109,267		57,300
Accrued income | Gross amount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	2,004		1,828
Accrued income | Allowance for doubtful accounts | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	0		0
Accrued income | Allowance for doubtful accounts | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	0		0
Accrued income | Present value discount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	0		0
Accrued income | Present value discount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	0		0
Deposits | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	287,232		211,635
Deposits | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	448,699		435,784
Deposits | Gross amount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	289,580		212,666
Deposits | Gross amount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	459,861		441,393
Deposits | Allowance for doubtful accounts | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	0		0
Deposits | Allowance for doubtful accounts | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	0		0
Deposits | Present value discount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	(2,348)		(1,031)
Deposits | Present value discount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	(11,162)		(5,609)
Finance lease receivables | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	65,781	[1]	60,435	[2]
Finance lease receivables | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	1,169,104	[3]	1,139,490	[4]
Finance lease receivables | Gross amount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	67,583	[1]	60,613	[2]
Finance lease receivables | Gross amount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	1,171,807	[3]	1,140,080	[4]
Finance lease receivables | Allowance for doubtful accounts | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	(1,802)	[1]	(178)	[2]
Finance lease receivables | Allowance for doubtful accounts | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	(2,703)	[3]	(590)	[4]
Finance lease receivables | Present value discount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	0	[1]	0	[2]
Finance lease receivables | Present value discount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	0	[3]	0	[4]
Others | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	77,560		38,069
Others | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	250,239		78,899
Others | Gross amount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	78,853		39,362
Others | Gross amount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	259,905		86,057
Others | Allowance for doubtful accounts | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	(1,293)		(1,293)
Others | Allowance for doubtful accounts | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	(9,666)		(7,158)
Others | Present value discount | Current assets
Disclosure of financial assets [line items]
Trade and other receivables	0		0
Others | Present value discount | Non-current assets
Disclosure of financial assets [line items]
Trade and other receivables	₩ 0		₩ 0

[1]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦114,347 million.
[2]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦111,915 million.
[3]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,024,927 million.
[4]	Gross amount of finance lease receivables is the net lease investment by deducting unearned finance income of ￦1,082,712 million.